Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 416,987	$ 388,126
Employee benefits payable	22,723	24,091
Accrual and other payables	2,172,481	1,823,771
Trade and other payables	$ 2,612,191	$ 2,235,988